SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - STOCK-BASED COMPENSATION (Details)	12 Months Ended
Dec. 31, 2016
Performance Stock Units (PSU)
STOCK-BASED COMPENSATION
Vesting period	3 years
Restricted Stock Units (RSU)
STOCK-BASED COMPENSATION
Vesting period	35 months